Share Capital - Additional Information (Detail) - BHP Group Limited [member] - $ / shares	Jun. 30, 2026	Apr. 30, 2026	Aug. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Aug. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Aug. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued	5,399,471			4,461,418			5,710,261
BHP Group Limited Employee Equity Trust and Computershare Nominees CI Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,478,531			2,091,047			2,791,030
Shares issued price per shares		$ 50.37			$ 39.62			$ 43.79
BHP Group Limited Employee Equity Trust And Solium Nominees Australia Pty Ltd [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			2,920,940			2,370,371			2,919,231
Shares issued price per shares			$ 41.47			$ 40.84			$ 43.52